ANGEL OAK MORTGAGE TRUST 2020-1 ABS-15G

Exhibit 99.13

Client Name:	Angel Oak
Client Project Name:	AOMT 2020-1
Start - End Dates:	3/29/2019 - 4/1/2019
Deal Loan Count:	2

Rating Agency ATR QM Data Fields

Loans in Report:	2
Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
510001000	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	3570	XXXXXX	6.375	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
510001001	ATR/QM: Exempt	No	Yes	XXXXXX	XXXXXX	No	No	4692	XXXXXX	6.375	Employed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0